Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic No. 480, Distinguishing Liabilities From Equity and FASB ASC Topic No. 815, Derivatives and Hedging.   Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments.

At December 31, 2016, the aggregate fair value and the carrying value of the Company’s long-term debt was as follows (in thousands):

	As of December 31, 2016		As of December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt - related party	$1,295	$1,295	$—	$—
Long-term debt	1,295	1,295	—	—
Total long-term debt	$2,590	$2,590	$—	$—

The carrying value $2.6  million is net of debt discount of $1.2 million and debt issuance costs of $0.2 million as of December 31, 2016.